Note 6 - Related Party Transactions	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
6.	RELATED PARTY TRANSACTIONS

Related party transactions were recorded at the exchange value, which is the consideration determined and agreed to by the related parties. The Company’s related parties include directors, key management and companies controlled by directors and key management.

Included in accounts payable and accrued liabilities as at September 30, 2025 was $127,903 ( September 30, 2024 - $61,061) owing to the officers and directors of the Company and the companies controlled by these key management personnel. Amounts owing to related parties are non-interest bearing, unsecured and due on demand.

Compensation of Key Management Personnel

Key management personnel are those persons that have authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The following table summarizes expenses related to key management personnel:

	For the year ended:
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Professional fees	134,169	120,000	120,000
Research and development	1,733,217	522,419	575,396
Share-based compensation included in consulting fees	72,402	-	-
Share-based compensation included in directors’ compensation	554,839	493,793	1,156,523
Share-based compensation included in research and development	1,355,932	128,805	32,390
	3,850,559	1,265,017	1,884,309

See Note 7 for related party contractual obligations.

20	Page